Fair Value Measurements - Assets at Fair Value (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 27,273,385,937	$ 24,628,318,900
Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	366,081,670	224,220,871
Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	729,844,190	736,060,100
Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,438,555,654	2,997,158,611
Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	22,738,904,423	20,670,879,318
Assets at Fair Value Classified as Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	4,534,481,514	3,957,439,582
Assets at Fair Value Classified as Level 1 | Company common stock
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	366,081,670	224,220,871
Assets at Fair Value Classified as Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	729,844,190	736,060,100
Assets at Fair Value Classified as Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	3,438,555,654	2,997,158,611
Investments Measured at Net Asset Value
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	22,738,904,423	20,670,879,318
Investments Measured at Net Asset Value | Collective trust funds
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 22,738,904,423	$ 20,670,879,318